As filed with the U.S. Securities and Exchange Commission on May 14, 2020

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.
Post-Effective Amendment No. 113	[ X ]
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 113

Legg Mason Partners Variable Equity Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant's telephone number, including area code: (877) 721-1926

Name and address of agent for service:	Copy to:
Robert I. Frenkel	Roger P. Joseph, Esq.
Legg Mason Partners Variable Equity Trust	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110
Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

[X ]		immediately upon filing pursuant to paragraph (b)
[	]	on ______________ pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on ______________ pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on ______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[	] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to ClearBridge Variable Aggressive Growth Portfolio, ClearBridge Variable Appreciation Portfolio, ClearBridge Variable Dividend Strategy Portfolio, ClearBridge Variable Large Cap Growth Portfolio, ClearBridge Variable Large Cap Value Portfolio, ClearBridge Variable Mid Cap Portfolio, ClearBridge Variable Small Cap Growth Portfolio, QS Legg Mason Dynamic Multi-Strategy VIT Portfolio, QS Variable Conservative Growth, QS Variable Growth and QS Variable Moderate Growth.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 14th day of May, 2020.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of its series:

ClearBridge Variable Aggressive Growth Portfolio

ClearBridge Variable Appreciation Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Growth Portfolio

ClearBridge Variable Large Cap Value Portfolio

ClearBridge Variable Mid Cap Portfolio

ClearBridge Variable Small Cap Growth Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

QS Variable Conservative Growth

QS Variable Growth

QS Variable Moderate Growth

By: /s/ Jane E. Trust

Jane E. Trust

President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 14th day of May, 2020.

Signature	Title

/s/ Jane E. Trust

Jane E. Trust

/s/ Christopher Berarducci

Christopher Berarducci

/s/ Paul R. Ades*

Paul R. Ades

/s/ Andrew L. Breech*

Andrew L. Breech

/s/ Dwight B. Crane*

Dwight B. Crane

President, Chief Executive Officer and Trustee

Treasurer and Principal Financial Officer

Trustee

Trustee

Trustee

/s/ Althea Duersten*

Althea Duersten

/s/ Stephen R. Gross*

Stephen R. Gross

/s/ Susan Heilbron*

Susan Heilbron

/s/ Frank Hubbard*

Frank Hubbard

/s/ Howard Johnson*

Howard Johnson

/s/ Jerome H. Miller*

Jerome H. Miller

/s/ Kenneth Miller*

Kenneth Miller

/s/ Thomas F. Schlafly*

Thomas F. Schlafly

*By: /s/ Jane E. Trust

Jane E. Trust, as Agent

* Attorney in Fact, pursuant to Power of Attorney.

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase